Forward Purchase Agreement - Fair Value of FPA (Details) - Prepaid forward contract $ in Thousands	Mar. 31, 2023 USD ($)
Derivative [Line Items]
Prepayment Amount	$ 60,096
Less: Value of derivative and Variable Maturity Consideration	(44,142)
Fair value of prepaid forward contract	$ 15,954